LEASES - Operating lease and right-of-use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating Leases
Land use right, net	$ 1,449
Operating lease right-of-use assets (excluding land use right)	8,481	$ 6,559
Total operating lease right-of-use assets	9,930	6,559
Operating lease liabilities, current	4,047	5,046
Operating lease liabilities, non-current	4,780	1,915
Total lease liability balance	$ 8,827	$ 6,961
Land use right lease term	49 years 3 months
Operating leases term	2 years 6 months 10 days	1 year 4 months 20 days
Financing leases term		8 months 19 days
Operating leases discount rate	3.23%	3.95%
Financing leases discount rate		5.70%